SALE OF SUBSIDIARY (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Carrying Amount of CLIC Business Being Sold
The loss on the sale of CLIC in 2014, is summarized below (dollars in millions):

Net cash proceeds	$224.9
Net assets being sold:
Investments	3,863.8
Cash and cash equivalents	164.7
Accrued investment income	42.7
Present value of future profits	15.5
Deferred acquisition costs	37.6
Reinsurance receivables	307.4
Income tax assets, net	84.4
Other assets	2.8
Liabilities for insurance products	(3,201.3)
Other liabilities	(199.1)
Investment borrowings	(383.4)
Accumulated other comprehensive income	(240.5)
Net assets being sold	494.6
Loss before taxes	(269.7)
Tax expense related to the sale	14.2
Valuation allowance release related to the tax on the sale	(14.2)
Valuation allowance increase related to the decrease in projected future taxable income	19.4
Net loss	$(289.1)